Option Activity - Baidu, Inc. (Detail) (Baidu, Inc., USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Year
Baidu, Inc.
Options outstandng - Number of shares
Outstanding, December 31, 2010	99,175
Granted	12,748
Exercised	(37,330)
Forfeited/Cancelled	(2,594)
Expired	0
Outstanding, December 31, 2011	71,999
Vested and expected to vest at December 31, 2011	67,258
Exercisable at December 31, 2011	37,991
Options outstanding - weighted-average exercise price
Outstanding, December 31, 2010	$ 237.99
Granted	$ 1,218.68
Exercised	$ 105.57
Forfeited/Cancelled	$ 511.19
Expired	$ 0
Outstanding, December 31, 2011	$ 470.45
Vested and expected to vest at December 31, 2011	$ 460.47
Exercisable at December 31, 2011	$ 254.67
Options outstanding - weighted-average remaining contractual life (in years)
Outstanding, December 31, 2010	2.57
Outstanding, December 31, 2011	2.62
Vested and expected to vest at December 31, 2011	2.59
Exercisable at December 31, 2011	2.06
Options outstanding - aggregate intrinsic value (in thousands)
Outstanding, December 31, 2010	$ 72,164
Outstanding, December 31, 2011	51,539
Vested and expected to vest at December 31, 2011	48,782
Exercisable at December 31, 2011	$ 34,573